Schedule of Basic and Diluted Net Income Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net loss per common share
Comprehensive net loss attributable to stockholders	$ (28,221,605)	$ (25,563,699)
Weighted average common shares outstanding
Diluted	8,637,552	2,604,717
Basic	8,637,552	2,604,717
Basic	$ (3.27)	$ (9.81)
Diluted	$ (3.27)	$ (9.81)